SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
SHARE OPTIONS
Schedule of assumptions used to estimate the fair value of stock options granted

	2010	2011	2012
Risk free rate	4.25%~4.75%	2.76%~3.46%	3.15%
Volatility ratio	80%~84%	77%~79%	78.79%
Dividend yield	—	—	—
Annual exit rate	2.89%~3.36%	3.07%~4.37%	3.49%
Exercise multiple	5.00	4.40-4.70	4.40

Summary of the option activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Terms	Aggregate Intrinsic Value
		$		$
Options outstanding at January 1, 2012	2,832,550	10.59
Granted	69,900	3.03
Exercised	(64,852)	2.45
Forfeited	(231,771)	14.33

Options outstanding at December 31, 2012	2,605,827	10.25	7 years	434,885

Options vested or expected to vest at December 31, 2012	2,471,787	10.26	7 years	432,131

Options exercisable at December 31, 2012	1,734,792	10.43	6 years	410,577

Summary of the RSU activity

	Number of Shares	Weighted Average Grant-Date Fair Value
		$
Unvested at January 1, 2012	499,540	9.16
Granted	1,400,237	3.32
Vested	(131,069)	9.23
Forfeited	(98,177)	6.84

Unvested at December 31, 2012	1,670,531	4.40